Financial Risk Management - Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Deposits, savings, securities, and others	₩ 1,794,595	₩ 1,437,204